Long-term Debt - Schedule of Maturities of Long-term Debt (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Notes payable Interest rate, minimum	0.00%	0.00%
Notes payable Interest rate, maximum	10.00%	10.00%
Notes payable maturity date	December 2016	December 2016